FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE I – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments at fair value are measured on a recurring basis. Related unrealized gains or losses are recognized in unrealized gain (loss) on change in fair value of the warrants classified as a liability in the condensed consolidated statements of operations. For additional disclosures regarding methods and assumptions used in estimating fair values of these financial instruments, see Note B.

The following tables present the fair value of the Company’s financial instruments as of June 30, 2025

Fair value at
June 30, 2025
Liabilities:
Common Warrants	$100
Series A Warrants	$10
Series A Warrants - modified	$50
Private Common Warrants	$1,000

NOTE I – FAIR VALUE OF FINANCIAL INSTRUMENTS, continued

The fair value of the warrants classified as a liability as of June 30, 2025, was determined using the Black Scholes and Probability Weighted Expected Return models.  The fair value for the warrants classified as a liability as of June 30, 2025, was calculated using the following assumptions:

			Series A	Private
	Common	Series A	Warrants –	Common
	Warrants	Warrants	modified	Warrants
Stock price	$5.15	$5.15	$5.15	$5.15
Exercise price	$9,135	$60,000	$9,135	$9,135
Dividend yield	0%	0%	0%	0%
Selected Volatility	187.50%	187.50%	187.50%	172.50%
Risk free rate	3.69%	3.72%	3.69%	3.72%
Fundamental transaction probability	30.00%	30.00%	30.00%	30.00%
Fundamental transaction Black Scholes Volatility	214.00%	100.00%	214.0%	183.30%
Fundamental transaction timing	12/31/2025	12/31/2025	12/31/2025	12/31/2025

The Company did not have any assets or liabilities categorized as Level 1 or 2 as of June 30, 2025.

The change in fair value of the Common Warrants (issued in February 2024), the Series A Warrants (issued in February 2022) and the Private Common Warrants (issued in February 2024) for the three-month period ended June 30, 2025, is summarized as follows:

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at April 1, 2025	$1,000	$140	430	6,000	$7,570
Change in fair value	(900)	(130)	(380)	(5,000)	(6,410)
Fair Value at June 30, 2025	$100	$10	$50	$1,000	$1,160

The change in fair value of the Common Warrants, the Series A Warrants and the Private Common Warrants for the nine-month period ended June 30, 2025 is summarized as follows:

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2024	$27,000	$15,000	$16,000	$262,000	$320,000
Change in fair value	(26,900)	(14,990)	(15,950)	(261,000)	(318,840)
Fair Value at June 30, 2025	$100	$10	$50	$1,000	$1,160

NOTE L – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments at fair value are measured on a recurring basis. Related unrealized gains or losses are recognized in unrealized gain (loss) on change in fair value of the warrants classified as a liability in the consolidated statements of operations. For additional disclosures regarding methods and assumptions used in estimating fair values of these financial instruments, see Note B.

The following table presents the fair value of the Company’s financial instruments as of September 30, 2024 and summarizes the significant unobservable inputs in fair value measurement of Level 3 financial assets and liabilities as of September 30, 2024. The Company did not have any assets or liabilities categorized as Level 1 or 2 as of September 30, 2024.

	Fair value at	Valuation	Unobservable	Volatility
	September 30, 2024	Technique	Input	Input
Liabilities:
Common Warrants	$27,000	Monte Carlo simulation	Annualized volatility	157.50%
Series A Warrants	$15,000	Monte Carlo simulation	Annualized volatility	167.50%
Series A Warrants - modified	$16,000	Monte Carlo simulation	Annualized volatility	157.50%
Private Common Warrants	$262,000	Monte Carlo simulation	Annualized volatility	167.50%

The change in fair value of the Common Warrants for the fiscal year ended September 30, 2024 is summarized as follows:

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2023	$1,468,000	$1,971,900	$845,100	$—	$4,285,000
Fair value at February 2, 2024	—	—	—	5,071,000	5,071,000
Change in fair value-warrant modification	230,000	—	164,000	—	394,000
Change in fair value	(1,671,000)	(1,956,900)	(993,100)	(4,809,000)	(9,430,000)
Fair Value at September 30, 2024	$27,000	$15,000	$16,000	$262,000	$320,000